RELATED PARTY TRANSACTIONS (Details) € in Thousands, RM in Thousands	Dec. 31, 2021 EUR (€)	Apr. 27, 2021 MYR (RM)	Dec. 31, 2020 EUR (€)	Apr. 22, 2020 JPY (¥)	Aug. 19, 2019 JPY (¥)	Aug. 02, 2019 USD ($)
Related Party Transaction [Line Items]
Fixed deposit | €	€ 634		€ 655
EDAP Technomed Co Ltd. [Member] | JAPAN
Related Party Transaction [Line Items]
Loan amount | ¥				¥ 50,000,000
EDAP Technomed Co Ltd. [Member] | JAPAN | Loans Payable [Member]
Related Party Transaction [Line Items]
Loan amount | ¥					¥ 80,000,000
EDAP Technomed Sdn Bdh [Member] | MALAYSIA | Performance Guarantee
Related Party Transaction [Line Items]
Contractual obligation | RM		RM 8,000
Fixed deposit | RM		RM 8,000
EDAP Technomed Inc. [Member] | Car Lease Required Personal Warranty [Member] | President [Member]
Related Party Transaction [Line Items]
Operating lease, liability | $						$ 28,756.44